LEASES - Maturity Analysis (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	¥ 33,928
2021	29,174
2022	23,545
2023	23,703
2024	11,893
Total lease payments	122,243
Less: imputed interest	13,084
Present value of lease liabilities	¥ 109,159